--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-----------------------------------------------

[PHOTO OMITTED]

Bruce H. Alston, CFA, Director of Fixed Income; Stephen E. Grant, Senior Portfolio Manager and SAM Team Leader; and Phillip J. Orlando, CFA, Chief Financial Officer

Objective: High total investment return consistent with reasonable risk.

Portfolio: Stocks, bonds and money market instruments

Inception: October 1, 1987

Net Assets at June 30, 2001: $1,298,911,614

Q: How did the Value Line Strategic Asset Management Trust perform in the first half of 2001?

A: The Trust had a total return of -6.69%(1) for the six-month period ending June 30, 2001. This compared with a total return of -6.68% for the S&P 500 Index(2) and a total return of 3.77% for the Lehman Government/Corporate Bond Index.(3)

      Since inception nearly 14 years ago, the Trust has returned more than the S&P 500 Index. This was accomplished despite the Trust's significant holdings of bonds and cash in this period of overall strong stock gains. The bonds and cash have dampened the portfolio's volatility and risk, while also contributing interest income. Among its peer group, the flexible variable annuity underlying funds tracked by Lipper Analytical Services Inc.,(4) the Trust ranks 62nd out of 79 funds for the year ending June 30, 2001; 6th out of 61 funds for five years; and 4th out of 43 funds for ten years.

Q:    What factors affected performance in the six-month period?

A: Asset allocation and stock selection both hurt returns. Stock holdings as a percentage of total assets averaged 80%-85% in this period of falling stock prices. Performance would have been better if the portfolio held a smaller portion of stocks and a larger portion of bonds and cash. To determine asset allocation, we use Value Line's proprietary stock and bond models. These rely on a variety of economic and financial variables to arrive at the Trust's asset mix.

      Meanwhile, our individual stockholdings suffered from Value Line's "growth" style. For stock selection, the Trust relies on the Value Line Timeliness Ranking System, which favors companies with strong earnings momentum and strong stock price momentum, relative to other companies. These tend to be "growth" stocks, which have suffered this year by comparison with "value" stocks. On the plus side, we have maintained a very diversified portfolio of stocks (including some "value" stocks), which limits volatility and risk.

================================================================================
      "The environment of generally low interest rates is a plus for stocks, as is the decline in stock prices over the past year. The Trust is likely to remain heavily weighted in stocks until either interest rates rise significantly or stocks stage a strong rally."
================================================================================

Q:    What is your outlook for the rest of the year?

A: Our asset allocation models still favor stocks over bonds and cash for the six months ahead. The environment of generally low interest rates is a plus for stocks, as is the decline in stock prices over the past year. The Trust is likely to remain heavily weighted in stocks until either interest rates rise significantly or stocks stage a strong rally.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Lehman Government/Corporate Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. The Lehman Government/Corporate Bond Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all Fund expenses.


--------------------------------------------------------------------------------
112
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--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust Profile
---------------------------------------------------

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURNS(1)
                        FOR PERIODS ENDED JUNE 30, 2001
--------------------------------------------------------------------------------
1 Year ..............................................................    (9.57)%
3 Years .............................................................     9.32%
5 Years .............................................................    12.84%
10 Years ............................................................    14.38%
Since Inception (10/1/87) ...........................................    13.88%
--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Top Ten Holdings as of June 30, 2001

                                                                   Percent of
Company                                                         Total Net Assets
--------------------------------------------------------------------------------
General Electric Co.                                                  3.66%
--------------------------------------------------------------------------------
Microsoft Corp.                                                       3.34%
--------------------------------------------------------------------------------
Wal Mart Stores, Inc.                                                 2.64%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                       2.61%
--------------------------------------------------------------------------------
Allergan, Inc.                                                        1.38%
--------------------------------------------------------------------------------
General Dynamics Corp.                                                1.20%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                                   1.17%
--------------------------------------------------------------------------------
IBM Corp.                                                             1.15%
--------------------------------------------------------------------------------
Forest Labs Inc.                                                      1.15%
--------------------------------------------------------------------------------
Federal Nat'l Mort. Assn                                              1.15%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Portfolio Composition by Economic Sector
                              as of June 30, 2001

   [The following table was depicted as a pie chart in the printed material.]

                        Cash & Equivalents         7.54%
                        Fixed Income               6.11%
                        Equity                    86.35%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                             113

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--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
Common Stocks -- 86.3%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Advertising -- 1.2%
    177,000   Omnicom Group, Inc.                                 $   15,222,000
     16,000   TMP Worldwide, Inc.*                                       945,760
                                                                  --------------
                                                                      16,167,760
--------------------------------------------------------------------------------
Aerospace/Defense -- 2.6%
    169,000   Boeing Co.                                               9,396,400
    201,000   General Dynamics Corp.                                  15,639,810
     69,000   L-3 Communications Holdings,
                Inc.*                                                  5,264,700
     88,000   Precision Castparts Corp.                                3,292,960
                                                                  --------------
                                                                      33,593,870
--------------------------------------------------------------------------------
Air Transport -- 0.3%
    225,000   Southwest Airlines Co.                                   4,160,250
--------------------------------------------------------------------------------
Apparel -- 0.2%
     59,000   V.F. Corp.                                               2,146,420
--------------------------------------------------------------------------------
Auto Parts -- Original Equipment -- 0.5%
     42,000   Johnson Controls, Inc.                                   3,043,740
     50,000   Magna International, Inc. Class "A"                      3,074,500
                                                                  --------------
                                                                       6,118,240
--------------------------------------------------------------------------------
Bank -- 3.4%
    139,000   BB&T Corp.                                               5,101,300
     66,000   Bank of New York Co., Inc.                               3,168,000
      4,000   Commerce Bancorp, Inc.                                     280,400
    145,000   FleetBoston Financial Corp.                              5,720,250
     18,000   M&T Bank Corp.                                           1,359,000
    127,000   Mellon Financial Corp.                                   5,842,000
    114,000   North Fork Bancorporation, Inc.                          3,534,000
    107,000   PNC Financial Services Group, Inc.                       7,039,530
    106,000   Regions Financial Corp.                                  3,392,000
    180,000   SouthTrust Corp.                                         4,680,000
    141,000   Synovus Financial Corp.                                  4,424,580
                                                                  --------------
                                                                      44,541,060
--------------------------------------------------------------------------------
Bank - Midwest -- 1.4%
    144,500   Fifth Third Bancorp                                      8,677,225
     70,000   Northern Trust Corp.                                     4,375,000
    120,000   TCF Financial Corp.                                      5,557,200
                                                                  --------------
                                                                      18,609,425
--------------------------------------------------------------------------------
Beverage - Soft Drink -- 0.7%
    207,000   PepsiCo, Inc.                                            9,149,400
--------------------------------------------------------------------------------
Biotechnology -- 0.9%
    324,000   Millennium Pharmaceuticals, Inc.*                       11,527,920
--------------------------------------------------------------------------------
Cable TV -- 0.5%
    202,000   EchoStar Communications Corp.
                Class "A"*                                             6,548,840
--------------------------------------------------------------------------------
Chemical - Specialty -- 0.2%
     62,000   Sigma-Aldrich Corp.                                      2,394,440
--------------------------------------------------------------------------------
Computer and Peripherals -- 1.7%
    140,000   Cabletron Systems, Inc.*                                 3,199,000
    132,000   International Business Machines
                Corp.                                                 14,916,000
     70,000   NCR Corp.*                                               3,290,000
                                                                  --------------
                                                                      21,405,000
--------------------------------------------------------------------------------
Computer Software and Services -- 9.7%
     64,000   Actuate Corp.*                                             611,200
     90,000   Adobe Systems, Inc.                                      4,230,000
    110,000   Advanced Digital Information
                Corp.*                                                 1,903,000
     76,000   Affiliated Computer Services, Inc.
                Class "A"*                                             5,465,160
     23,000   Citrix Systems, Inc.*                                      802,700
     43,000   Comverse Technology, Inc.*                               2,455,300
     68,000   DST Systems, Inc.*                                       3,583,600
    110,000   Electronic Data Systems Corp.                            6,875,000
     35,000   Fair, Isaac & Co., Inc.                                  2,163,700
     85,000   First Data Corp.                                         5,461,250
     72,000   Fiserv, Inc.*                                            4,606,560
     80,000   Henry (Jack) & Associates, Inc.                          2,480,000
     22,000   IONA Technologies PLC (ADR)*                               847,000
    206,000   Mercury Interactive Corp.*                              12,339,400
    595,000   Microsoft Corp.*                                        43,435,000
    148,000   Paychex, Inc.                                            5,920,000
     97,000   Peoplesoft, Inc.*                                        4,775,310
     84,000   Rational Software Corp.*                                 2,356,200
    226,000   Siebel Systems, Inc.*                                   10,599,400
    176,000   SunGard Data Systems, Inc.*                              5,281,760
                                                                  --------------
                                                                     126,191,540
--------------------------------------------------------------------------------
Diversified Companies -- 2.6%
     60,000   American Standard
                Companies, Inc.*                                       3,606,000
     45,000   Danaher Corp.                                            2,520,000
     60,200   Hillenbrand Industries, Inc.                             3,438,022
    110,000   ITT Industries, Inc.                                     4,867,500
    238,000   Tyco International Ltd.                                 12,971,000
     93,000   United Technologies Corp.                                6,813,180
                                                                  --------------
                                                                      34,215,702
--------------------------------------------------------------------------------
Drug -- 5.1%
     56,000   Aviron*                                                  3,192,000
    204,000   Biovail Corporation International*                       8,874,000
     82,000   Elan Corp. PLC (ADR)*                                    5,002,000
    210,000   Forest Laboratories, Inc.*                              14,910,000
    108,000   Genzyme Corp.-- General
                Division*                                              6,588,000
    117,000   Ivax Corp.*                                              4,563,000
    106,000   King Pharmaceuticals, Inc.*                              5,697,500
     42,000   Medicis Pharmaceutical Corp.
                Class "A"*                                             2,226,000

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
122

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
    125,000   Merck & Co., Inc.                                   $    7,988,750
     84,000   Pharmaceutical Product
                Development, Inc.*                                     2,562,840
    130,000   Quintiles Transnational Corp.*                           3,282,500
     40,000   Titan Pharmaceuticals, Inc.*                             1,200,400
                                                                  --------------
                                                                      66,086,990
--------------------------------------------------------------------------------
E-Commerce -- 0.1%
     48,000   BEA Systems, Inc.*                                       1,474,080
--------------------------------------------------------------------------------
Educational Services -- 0.3%
     90,000   Apollo Group, Inc. Class "A"*                            3,820,500
--------------------------------------------------------------------------------
Electric Utility - Central -- 0.4%
     78,000   Reliant Energy, Inc.                                     2,512,380
    106,000   UtiliCorp United, Inc.                                   3,238,300
                                                                  --------------
                                                                       5,750,680
--------------------------------------------------------------------------------
Electric Utility - East -- 2.2%
    101,300   Allegheny Energy, Inc.                                   4,887,725
    106,000   Duke Energy Corp.                                        4,135,060
     62,000   Exelon Corp.                                             3,975,440
    114,000   PPL Corp.                                                6,270,000
    200,000   Southern Co. (The)                                       4,650,000
    130,000   TECO Energy, Inc.                                        3,965,000
                                                                  --------------
                                                                      27,883,225
--------------------------------------------------------------------------------
Electric Utility - West -- 0.1%
     19,000   Pinnacle West Capital Corp.                                900,600
--------------------------------------------------------------------------------
Electrical Equipment -- 3.7%
    975,000   General Electric Co.                                    47,531,250
--------------------------------------------------------------------------------
Electronics -- 0.5%
    315,000   Symbol Technologies, Inc.                                6,993,000
--------------------------------------------------------------------------------
Entertainment -- 0.7%
    112,500   AOL Time Warner, Inc.*                                   5,962,500
     66,000   Univision Communications, Inc.
                Class "A"*                                             2,823,480
                                                                  --------------
                                                                       8,785,980
--------------------------------------------------------------------------------
Entertainment Technology-- 0.6%
    162,000   Gemstar-TV Guide International,
                Inc.*                                                  7,128,000
--------------------------------------------------------------------------------
Environmental -- 0.4%
    178,000   Waste Management, Inc.                                   5,485,960
--------------------------------------------------------------------------------
Financial Services - Diversified -- 8.7%
    119,000   American International Group, Inc.                      10,234,000
    100,000   AmeriCredit Corp.*                                       5,195,000
     93,000   Bisys Group, Inc. (The)*                                 5,487,000
     78,000   Block (H.& R.), Inc.                                     5,034,900
     52,000   Capital One Financial Corp.                              3,120,000
    170,000   Cendant Corp.*                                           3,315,000
    640,666   Citigroup, Inc.                                         33,852,791
     95,000   Concord EFS, Inc.*                                       4,940,950
    209,000   Federal Home Loan Mortgage Corp.                        14,630,000
    175,000   Federal National Mortgage
                Association                                           14,901,250
     60,000   Household International, Inc.                            4,002,000
     40,000   Investors Financial Services Corp.                       2,680,000
     60,000   Loews Corp.                                              3,865,800
     20,000   MGIC Investment Corp.                                    1,452,800
                                                                  --------------
                                                                     112,711,491
--------------------------------------------------------------------------------
Food Processing -- 0.4%
     54,000   Quaker Oats Company (The)                                4,927,500
--------------------------------------------------------------------------------
Food Wholesalers -- 0.6%
     89,500   Fleming Companies, Inc.                                  3,195,150
    186,000   SYSCO Corp.                                              5,049,900
                                                                  --------------
                                                                       8,245,050
--------------------------------------------------------------------------------
Furniture/Home Furnishings -- 0.2%
     90,000   Ethan Allen Interiors, Inc.                              2,925,000
--------------------------------------------------------------------------------
Grocery -- 0.3%
    160,000   Kroger Co.*                                              4,000,000
--------------------------------------------------------------------------------
Heathcare Information Systems -- 0.5%
     84,000   Cerner Corp.*                                            3,528,000
    120,000   IMS Health, Inc.                                         3,420,000
                                                                  --------------
                                                                       6,948,000
--------------------------------------------------------------------------------
Homebuilding -- 0.3%
     32,000   Centex Corp.                                             1,304,000
     52,000   Lennar Corp.                                             2,168,400
                                                                  --------------
                                                                       3,472,400
--------------------------------------------------------------------------------
Hotel/Gaming -- 1.1%
    114,000   Harrah's Entertainment, Inc.*                            4,024,200
     88,000   International Game Technology*                           5,522,000
     87,000   Marriott International, Inc.
                Class "A"                                              4,118,580
                                                                  --------------
                                                                      13,664,780
--------------------------------------------------------------------------------
Human Resources -- 0.3%
    140,000   Robert Half International, Inc.*                         3,484,600
--------------------------------------------------------------------------------
Industrial Services -- 0.8%
     46,000   CSG Systems International, Inc.*                         2,668,000
     32,000   Celestica, Inc.*                                         1,648,000
     25,000   Professional Detailing, Inc.*                            2,300,000
     69,000   Sabre Holdings Corp.*                                    3,450,000
                                                                  --------------
                                                                      10,066,000
--------------------------------------------------------------------------------
Insurance - Life -- 0.3%
    132,000   AFLAC, Inc.                                              4,156,680
--------------------------------------------------------------------------------
Insurance - Property/Casualty -- 3.0%
    155,000   ACE Ltd.                                                 6,058,950
      5,000   Allstate Corp. (The)                                       219,950
     54,000   Chubb Corp. (The)                                        4,181,220
     73,000   Everest Re Group, Ltd.                                   5,460,400
     49,000   PMI Group, Inc.                                          3,511,340
     90,000   PartnerRe Ltd.                                           4,986,000

                       See notes to financial statements.

* Non-income producing security


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
     33,000   Progressive Corp.                                   $    4,461,270
     28,000   Safeco Corp.                                               826,000
     90,000   St. Paul Companies, Inc.                                 4,562,100
     61,000   XL Capital Ltd.                                          5,008,100
                                                                  --------------
                                                                      39,275,330
--------------------------------------------------------------------------------
Machinery -- 0.3%
    102,000   Stanley Works                                            4,271,760
--------------------------------------------------------------------------------
Medical Services -- 3.8%
     56,000   AdvancePCS*                                              3,586,800
    108,000   First Health Group Corp.*                                2,604,960
    111,000   HCA-The Healthcare Company                               5,016,090
     90,000   Health Management Associates, Inc.
                Class "A"*                                             1,893,600
     70,000   Laboartory Corp.of America
                Holdings*                                              5,383,000
    100,000   LifePoint Hospitals, Inc.*                               4,428,000
    168,000   Lincare Holdings, Inc.*                                  5,041,680
     18,000   Quest Diagnostics, Inc.*                                 1,347,300
    120,000   Tenet Healthcare Corp.*                                  6,190,800
     63,000   Trigon Healthcare, Inc.*                                 4,085,550
     26,000   UnitedHealth Group, Inc.                                 1,605,500
     94,000   Universal Health Services, Inc.
                Class "B"*                                             4,277,000
     45,000   Wellpoint Health Networks, Inc.*                         4,240,800
                                                                  --------------
                                                                      49,701,080
--------------------------------------------------------------------------------
Medical Supplies -- 3.8%
    214,000   Allergan, Inc.                                          18,297,000
     44,000   AmeriSource Health Corp.
                Class "A"*                                             2,433,200
     76,000   Beckman Coulter, Inc.                                    3,100,800
    118,000   Biomet, Inc.                                             5,671,080
     25,650   Cardinal Health, Inc.                                    1,769,850
     96,000   Cytyc Corp.*                                             2,212,800
    104,000   Johnson & Johnson                                        5,200,000
     84,000   Stryker Corp.                                            4,607,400
     84,000   Varian Medical Systems, Inc.*                            6,006,000
                                                                  --------------
                                                                      49,298,130
--------------------------------------------------------------------------------
Metal Fabricating -- 0.3%
     84,000   Shaw Group, Inc.*                                        3,368,400
--------------------------------------------------------------------------------
Metals and Mining -- General -- 0.3%
    110,000   Alcoa, Inc.                                              4,334,000
--------------------------------------------------------------------------------
Natural Gas - Diversified -- 1.7%
     82,000   Dynegy, Inc. Class "A"                                   3,813,000
     70,000   El Paso Energy Corp.                                     3,677,800
    282,000   Enron Corp.                                             13,818,000
     86,000   XTO Energy, Inc.                                         1,234,100
                                                                  --------------
                                                                      22,542,900
--------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.1%
     27,000   Lexmark International, Inc.*                             1,815,750
--------------------------------------------------------------------------------
Petroleum - Integrated -- 0.5%
     60,000   Exxon Mobil Corp.                                        5,241,000
     31,000   Valero Energy Corp.                                      1,140,180
                                                                  --------------
                                                                       6,381,180
--------------------------------------------------------------------------------
Pharmacy -- 0.7%
    130,000   CVS Corp.                                                5,018,000
     34,000   Express Scripts, Inc.*                                   1,871,020
    303,000   Rite Aid Corp.*                                          2,727,000
                                                                  --------------
                                                                       9,616,020
--------------------------------------------------------------------------------
Power -- 1.7%
    306,000   AES Corp. (The)*                                        13,173,300
    176,000   Calpine Corp.*                                           6,652,800
     79,522   Mirant Corp.*                                            2,735,557
                                                                  --------------
                                                                      22,561,657
--------------------------------------------------------------------------------
Precision Instrument -- 0.8%
     64,000   PerkinElmer, Inc.                                        1,761,920
    149,000   Thermo Electron Corp.*                                   3,280,980
    208,000   Waters Corp.*                                            5,742,880
                                                                  --------------
                                                                      10,785,780
--------------------------------------------------------------------------------
Railroad -- 0.5%
     80,000   CSX Corp.                                                2,899,200
    104,000   Canadian Pacific Ltd.                                    4,030,000
                                                                  --------------
                                                                       6,929,200
--------------------------------------------------------------------------------
Recreation -- 1.1%
    222,000   Harley-Davidson, Inc.                                   10,451,760
     50,000   Mattel, Inc.                                               946,000
    130,000   Six Flags, Inc.*                                         2,735,200
                                                                  --------------
                                                                      14,132,960
--------------------------------------------------------------------------------
Restaurant -- 0.9%
    217,500   Brinker International, Inc.*                             5,622,375
    105,000   Cheesecake Factory, Inc. (The)*                          2,971,500
    120,000   Darden Restaurants, Inc.                                 3,348,000
                                                                  --------------
                                                                      11,941,875
--------------------------------------------------------------------------------
Retail Building Supplies -- 0.4%
     32,000   Home Depot, Inc. (The)                                   1,489,600
     43,000   Lowe's Cos., Inc.                                        3,119,650
                                                                  --------------
                                                                       4,609,250
--------------------------------------------------------------------------------
Retail - Special Lines-- 2.4%
    100,000   Abercrombie & Fitch Co.
                Class "A"*                                             4,450,000
     71,000   AnnTaylor Stores Corp.*                                  2,541,800
    362,000   Bed Bath & Beyond, Inc.*                                11,294,400
      8,000   Payless ShoeSource, Inc.*                                  517,600
    263,600   Tiffany & Co.                                            9,547,592
    119,000   Toys "R" Us, Inc.*                                       2,945,250
                                                                  --------------
                                                                      31,296,642
--------------------------------------------------------------------------------
Retail Store -- 5.4%
     60,000   BJ's Wholesale Club, Inc.*                               3,195,600
    170,000   Costco Wholesale Corp.*                                  6,983,600
    196,000   Kohl's Corp.*                                           12,295,080

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
124

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
    130,000   May Department Stores Co.                           $    4,453,800
    139,000   Penney (J.C.) Co., Inc.                                  3,664,040
    143,000   Target Corp.                                             4,947,800
    703,000   Wal-Mart Stores, Inc.                                   34,306,400
                                                                  --------------
                                                                      69,846,320
--------------------------------------------------------------------------------
Securities Brokerage -- 0.2%
     42,000   Lehman Brothers Holdings, Inc.                           3,265,500
--------------------------------------------------------------------------------
Semiconductor -- 1.3%
    134,000   Atmel Corp.*                                             1,807,660
     11,000   EMCORE Corp.*                                              338,250
     23,000   Integrated Device Technology, Inc.*                        728,870
     78,000   International Rectifier Corp.*                           2,659,800
     46,000   Linear Technology Corp.                                  2,034,120
     32,000   Maxim Integrated Products, Inc.*                         1,414,720
    166,000   Semtech Corp.*                                           4,980,000
    202,500   TranSwitch Corp.*                                        2,227,500
                                                                  --------------
                                                                      16,190,920
--------------------------------------------------------------------------------
Shoe -- 0.3%
    120,000   Reebok International Ltd.*                               3,834,000
     10,000   Timberland Co. Class "A"*                                  395,100
                                                                  --------------
                                                                       4,229,100
--------------------------------------------------------------------------------
Telecommunications Equipment -- 0.7%
     68,000   Polycom, Inc.*                                           1,570,120
    170,000   Scientific-Atlanta, Inc.                                 6,902,000
                                                                  --------------
                                                                       8,472,120
--------------------------------------------------------------------------------
Thrift -- 2.1%
     92,000   BankNorth Group, Inc.                                    2,083,800
    122,000   Charter One Financial, Inc.                              3,891,800
    125,000   Dime Bancorp, Inc.                                       4,656,250
     80,000   Golden State Bancorp, Inc.                               2,464,000
     66,000   Golden West Financial Corp.                              4,239,840
     32,000   GreenPoint Financial Corp.                               1,228,800
    248,000   Sovereign Bancorp, Inc.                                  3,224,000
    138,000   Washington Mutual, Inc.                                  5,181,900
                                                                  --------------
                                                                      26,970,390
--------------------------------------------------------------------------------
Tire & Rubber -- 0.2%
    103,000   Goodyear Tire and Rubber Co. (The)                       2,884,000
--------------------------------------------------------------------------------
Wireless Networking -- 0.3%
    120,000   RF Micro Devices, Inc.*                                  3,216,000
--------------------------------------------------------------------------------
Other -- 0.0%
     22,000   Massey Energy Corp.                                        434,720
--------------------------------------------------------------------------------
              Total Common Stocks
                (Cost $910,272,849)                                1,121,582,617
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Treasury Obligations -- 2.1%
--------------------------------------------------------------------------------
Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$14,000,000   U.S. Treasury Notes 7%,
                due 7/15/06                                       $   15,189,104
 10,000,000   U.S. Treasury Bonds 7.25%,
                due 8/15/22                                           11,594,860
--------------------------------------------------------------------------------
              Total U.S. Treasury Obligations
                (Cost $26,296,052)                                    26,783,964
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 4.1%
--------------------------------------------------------------------------------
$10,000,000   Federal National Mortgage
                Association 5.50%, due 2/15/06                         9,987,520
  9,000,000   Private Export Funding Corp.
                Series "J" 7.650%, due 5/15/06                         9,781,749
 10,000,000   Federal National Mortgage
                Association Pool #380188,
                6.450%, due 4/1/08                                    10,015,600
  8,000,000   Federal Home Loan Mortgage Corp.
                5.875%, due 3/21/11                                    7,700,512
 15,000,000   Federal National Mortgage
                Association 6.625%,
                due 11/15/30                                          15,161,535
--------------------------------------------------------------------------------
                Total U.S. Government Agency
                Obligations
                  (Cost $52,336,116)                                  52,646,916
--------------------------------------------------------------------------------
                Total Investment
                  Securities -- 92.5%
                  (Cost $988,905,017)                              1,201,013,497
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short-Term Investments -- 7.3%
--------------------------------------------------------------------------------
U.S. Government Agency Obligations -- 1.9%
$15,000,000   Student Loan Marketing Association
                Floating Rate Notes, 3.971%,
                due 10/2/01+                                          15,000,000
 10,000,000   Federal National Mortgage
                Association Floating Rate
                Notes, 4.001%, due 10/5/01+                           10,000,000
                                                                  --------------
                                                                      25,000,000
--------------------------------------------------------------------------------

                       See notes to financial statements.

* Non-income producing security.

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Schedule of Investments
June 30, 2001 (Unaudited) (Continued)

Repurchase Agreements -- 5.4%
(including accrued interest)

Principal
Amount                                                                     Value
--------------------------------------------------------------------------------
$24,200,000   Collateralized by $19,675,000
              U.S. Treasury Bonds 7.875%,
              due 2/15/21, with a value of
              $24,764,564 (with Morgan Stanley,
              Dean Witter & Co., 3.85%,
              dated 6/29/01, due 7/2/01,
              delivery value $24,207,764)                         $   24,205,176
 24,200,000   Collateralized by $23,792,000
              U.S. Treasury Bonds 6%,
              due 2/15/26, with a value of
              $24,588,079 (with UBS Warburg
              LLC, 3.88%, dated 6/29/01, due 7/2/01,
              delivery value $24,207,825)                             24,205,216
 21,500,000   Collateralized by $20,895,000
              U.S. Treasury Notes 5.75%,
              due 8/15/03, with a value of
              $21,917,618 (with State Street
              Bank and Trust Company, 3.85%,
              dated 6/29/01, due 7/2/01, delivery
              value $21,506,898)                                      21,504,599
                                                                  --------------
                                                                      69,914,991
--------------------------------------------------------------------------------
Total Short-Term Securities
  (Cost $94,914,991)                                                  94,914,991
--------------------------------------------------------------------------------

Cash and Other Assets Less Liabilities -- 0.2%                         2,983,126
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,298,911,614
--------------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($1,298,911,614 / 58,940,515
  shares outstanding)                                             $        22.04
                                                                  ==============

(+) Resets weekly. Rate shown is as of June 30, 2001.

                       See notes to financial statements.

* Non-income producing security.


--------------------------------------------------------------------------------
126

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
June 30, 2001 (Unaudited)

ASSETS
   Investment securities, at value
     (cost $988,905,017)                                        $ 1,201,013,497
   Short-term investments (cost $94,914,991)                         94,914,991
   Cash                                                                  94,283
   Receivable for securities sold                                     6,559,810
   Interest and dividends receivable                                  2,982,843
   Receivable for trust shares sold                                     333,178
                                                                ---------------
     Total Assets                                                 1,305,898,602
                                                                ---------------

LIABILITIES:
   Payable for securities purchased                                   4,242,218
   Payable for trust shares repurchased                               1,968,214
   Accrued expenses:
     Advisory fees                                                      537,813
     GIAC administrative service fee                                    185,000
     Other                                                               53,743
                                                                ---------------
       Total Liabilities                                              6,986,988
                                                                ---------------
       Net Assets                                               $ 1,298,911,614
                                                                ===============

NET ASSETS CONSIST OF:
   Shares of beneficial interest, at $0.01 par
     value (authorized unlimited, outstanding
     58,940,515 shares)                                                 589,405
   Additional paid-in capital                                       979,164,362
   Undistributed net investment income                               46,921,787
   Undistributed net realized gain on investments                    60,127,580
   Net unrealized appreciation of investments                       212,108,480
                                                                ---------------
NET ASSETS                                                      $ 1,298,911,614
                                                                ===============

NET ASSET VALUE PER
  OUTSTANDING SHARE
  ($1,298,911,614 / 58,940,515
  shares of beneficial interest outstanding)                    $         22.04
                                                                ===============

Statement of Operations
Six Months Ended
June 30, 2001 (Unaudited)

Investment Income
   Interest                                                     $     6,597,862
   Dividends (Net of foreign withholding
     tax of $9,316)                                                   3,800,908
                                                                ---------------
    Total Income                                                    10,398,770
                                                                ---------------

Expenses:
   Investment advisory fee                                            3,315,778
   GIAC administrative service fee                                      337,449
   Custodian fees                                                        65,291
   Auditing and legal fees                                               25,989
   Insurance and dues                                                    16,500
   Trustees' fees and expenses                                           11,637
   Printing                                                               7,018
   Taxes and other                                                        1,329
                                                                ---------------
     Total Expenses Before Custody Credits                            3,780,991
     Less: Custody Credits                                               (3,554)
                                                                ---------------
     Net Expenses                                                     3,777,437
                                                                ---------------

Net Investment Income                                                 6,621,333
                                                                ---------------

Net Realized and Unrealized Gain (Loss)
   on Investments:
     Net realized loss                                              (31,176,896)
     Net change in unrealized appreciation                          (77,943,278)
                                                                ---------------
Net Realized Loss and Change in
  Unrealized Appreciation (Depreciation)
  on Investments                                                   (109,120,174)
                                                                ---------------
Net Decrease in Net Assets from Operations                      $  (102,498,841)
                                                                ===============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Statement of Changes in Net Assets

                                                                            Six Months Ended
                                                                                    June 30,         Year Ended
                                                                                        2001       December 31,
                                                                                  (Unaudited)              2000
                                                                             ---------------    ---------------
Operations:
  Net investment income                                                      $     6,621,333    $    40,659,980
  Net realized (loss) gain on investments                                        (31,176,896)        91,304,476
  Change in net unrealized appreciation (depreciation)                           (77,943,278)       (95,985,649)
                                                                             ---------------    ---------------
  Net (decrease) increase in net assets from operations                         (102,498,841)        35,978,807
                                                                             ---------------    ---------------

Distributions to Shareholder:
  Net investment income                                                                   --        (31,995,101)
  Net realized gain from investment transactions                                          --       (310,414,736)
                                                                             ---------------    ---------------
  Total distributions                                                                     --       (342,409,837)
                                                                             ---------------    ---------------

Trust Share Transactions:
  Proceeds from sale of shares                                                    35,048,480         92,815,053
  Proceeds from reinvestment of dividends and distributions to shareholder                --        342,409,837
  Cost of shares repurchased                                                    (123,600,001)      (250,712,683)
                                                                             ---------------    ---------------
  Net (decrease) increase from trust share transactions                          (88,551,521)       184,512,207
                                                                             ---------------    ---------------

Total Decrease in Net Assets                                                    (191,050,362)      (121,918,823)

Net Assets:
  Beginning of period                                                          1,489,961,976      1,611,880,799
                                                                             ---------------    ---------------
  End of period                                                              $ 1,298,911,614    $ 1,489,961,976
                                                                             ===============    ===============

Undistributed Net Investment Income, at End of Period                        $    46,921,787    $    40,300,454
                                                                             ===============    ===============

                       See notes to financial statements.


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128

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited)

------------------------------------
1 -- Significant Accounting Policies
------------------------------------

      Value Line Strategic Asset Management Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to acheive its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A) Security Valuation.

      Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative bid and asked prices.

      The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

      Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith.

(B) Repurchase Agreements

      In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes

      It is the Trust's policy to qualify under, and comply with, the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D) Dividends and Distributions

      It is the Trust's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are


--------------------------------------------------------------------------------
129

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited)

determined in accordance with income tax regulations which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(E) Amortization.

      In November 2000, a revised AICPA Audit and Accounting Guide, Audit of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Trust to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but did not impact the net assets or the distributions of the Fund. The cumulative effect of this accounting change resulted in a reduction of $394,364 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.

      The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $639,025, increase unrealized gains by $394,364, and increase realized gains by $244,661. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in accounting policy.

(F) Investments.

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount, including original issue discount required for federal income tax purposes, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

--------------------------------------------
2 -- Trust Share Transactions, Dividends and
     Distributions
--------------------------------------------

      Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

                                                Six Months Ended     Year Ended
                                                 June 30, 2001      December 31,
                                                  (unaudited)           2000
                                                  -----------       ------------
Shares sold                                         1,583,190          3,378,282
Shares issued in reinvestment
   of dividends and distributions                          --         13,890,866
                                                  -----------       ------------
                                                    1,583,190         17,269,148
Shares repurchased                                  5,712,815          9,049,628
                                                  -----------       ------------
Net (decrease) increase                            (4,129,625)         8,219,520
                                                  ===========       ============
Dividends per share from net
   investment income                              $        --       $        .62
                                                  ===========       ============
Distributions per share from net
  realized gains                                  $        --       $       6.00
                                                  ===========       ============
--------------------------------------
3 -- Purchases and Sales of Securities
--------------------------------------

      Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                Six Months Ended
                                                 June 30, 2001
                                                  (unaudited)
                                                  ------------
PURCHASES:
U.S. Treasury and U.S. Government
  Agency Obligations                              $176,804,144
Other Other Investment Securities                  394,634,617
                                                  ------------
                                                  $571,438,761
                                                  ============

SALES & MATURITIES:
U.S. Treasury and U.S. Government
  Agency Obligations                              $288,229,885
Other Investment Securities                        222,578,700
                                                  ------------
                                                  $510,808,585
                                                  ============

      At June 30, 2001, the aggregate cost of investment securities and short-term securities for federal income tax purposes was $1,083,820,008. The aggregate appreciation and depreciation of investments at June 30, 2001, based on a comparison of investment values and their costs for federal income tax purposes was $250,995,970 and $38,887,510, respectively, resulting in a net appreciation of $212,108,480.


--------------------------------------------------------------------------------
130

--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 2001 (Unaudited)

--------------------------------------------------
4 -- Investment Advisory Contract, Management Fees
     and Transactions with Affiliates
--------------------------------------------------

      An advisory fee of $3,315,778 was paid or payable to the Adviser, for the six months ended June 30, 2001. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust's Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

      Certain officers and directors of the Adviser and Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and trustees of the Trust. During the six months ended June 30, 2001, the Trust paid brokerage commissions totalling $271,906 to Value Line Securities, Inc., a wholly owned subsidiary of the Adviser, which clears its transactions through unaffiliated brokers.

      The Trust has an agreement with GIAC to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement is limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. During the six months ended June 30, 2001, the Trust incurred expenses of $337,449 in connection with such services rendered by GIAC.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust
-------------------------------------------

Financial Highlights

Selected data for a share outstanding throughout each period:

                                        Six Months Ended                            Year Ended December 31,
                                          June 30 2001     -------------------------------------------------------------------------
                                           (Unaudited)           2000           1999           1998          1997           1996
                                          ------------------------------------------------------------------------------------------
Net asset value, beginning of period ..... $    23.62      $    29.39      $   25.22      $   22.13     $   21.90      $   20.27
                                           ----------      ----------      ---------      ---------     ---------      ---------
Income from investment operations:
  Net investment income ..................        .16             .68            .59            .30           .65            .53
  Net (losses)gains on securities
    (both realized and unrealized) .......      (1.74)            .17           5.34           5.43          2.65           2.56
                                           ----------      ----------      ---------      ---------     ---------      ---------
  Total from investment operations .......      (1.58)            .85           5.93           5.73          3.30           3.09
                                           ----------      ----------      ---------      ---------     ---------      ---------

Less distributions:
  Dividends from net investment income ...         --           (0.62)         (0.29)         (0.68)        (0.55)         (0.37)
  Distributions from capital gains .......         --           (6.00)         (1.47)         (1.96)        (2.52)         (1.09)
                                           ----------      ----------      ---------      ---------     ---------      ---------
  Total distributions ....................         --           (6.62)         (1.76)         (2.64)        (3.07)         (1.46)
                                           ----------      ----------      ---------      ---------     ---------      ---------

Net asset value, end of period ........... $    22.04      $    23.62      $   29.39      $   25.22     $   22.13      $   21.90
                                           ----------      ----------      ---------      ---------     ---------      ---------

Total return** ...........................      (6.69)%+         1.95%         24.32%         27.45%        15.66%         15.87%
                                           ----------      ----------      ---------      ---------     ---------      ---------

Ratios/supplemental data:
  Net assets, end of period (in thousands) $1,298,912      $1,489,962     $1,611,881     $1,414,284    $1,196,589     $1,072,785
  Ratio of expenses to average net assets         .56%*(1)        .57%(1)        .58%(1)        .58%(1)       .59%(1)        .58%(1)
  Ratio of net investment income to
    average net assets ...................       0.99%*          2.54%          2.13%          1.25%         3.08%          2.70%
  Portfolio turnover rate ................         43%+            88%            70%           106%           58%            71%

*     Annualized
+     Not annualized
(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------
132